MINIMUM COMMITTED REVENUE - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred charter revenue included in trade accounts receivables	$ 5,270	$ 4,050
Deferred charter revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred charter revenue included in trade accounts receivables	$ 5,300